Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Ultra Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	6.18%	12.58%	10.82%	(5.62%)	4.97%	(5.08%)